SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful life and residual value

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement	Shorter of lease term or economic life

Schedule of revenues disaggregated by revenue sources and revenue types

	Years ended December 31,
	2018	2019	2020
Net revenues:
PRC kindergartens	124,175	131,427	68,319
PRC play-and-learn centers	26,777	24,901	12,215
Singapore kindergartens, student care centers and others	—	19,073	25,964
Others	5,546	6,882	3,217

Total net revenues	156,498	182,283	109,715

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2018	2019	2020
Services:
Tuition fees from kindergartens, play-and-learn centers and student care centers	117,080	147,417	92,123
Franchise fees	14,365	12,269	9,065
Training and other services	7,161	6,156	1,632
Royalty fees	610	341	253
	139,216	166,183	103,073
Products:
Sale of educational merchandise	17,282	16,100	6,642
Total net revenues	156,498	182,283	109,715

Schedule of contract liabilities

	As of December 31,
	2019	2020
Prepayments from customers, current portion	5,904	4,145
Prepayments from customers, non-current portion	2,508	4,024
Deferred revenue, current portion	31,993	34,351
Deferred revenue, non-current portion	5,531	1,726